SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Summary of Financial Information by Segment
The following summaries present certain financial information regarding the partnership’s operating segments for the years ended December 31, 2024, 2023, and 2022.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$1,954	$1,998	$2,210	$(11)	$185	$325
Retail	1,548	1,559	1,557	367	345	626
LP Investments	5,353	5,678	3,593	(57)	(98)	288
Corporate	256	248	5	(843)	(756)	(653)
Total	$9,111	$9,483	$7,365	$(544)	$(324)	$586

The following summary presents the detail of total revenue from the partnership’s operating segments for the years ended December 31, 2024, 2023 and 2022:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2024
Office	$1,287	$454	$27	$186	$1,954
Retail	1,143	271	—	134	1,548
LP Investments	2,356	450	2,330	217	5,353
Corporate	—	—	—	256	256
Total	$4,786	$1,175	$2,357	$793	$9,111

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2023
Office	$1,340	$463	$27	$168	$1,998
Retail	1,152	278	—	129	1,559
LP Investments	2,286	410	2,567	415	5,678
Corporate	—	—	—	248	248
Total	$4,778	$1,151	$2,594	$960	$9,483

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2022
Office	$1,373	$469	$22	$346	$2,210
Retail	1,138	264	—	155	1,557
LP Investments	1,357	248	1,489	499	3,593
Corporate	—	—	—	5	5
Total	$3,868	$981	$1,511	$1,005	$7,365

The following summaries presents certain consolidated income statement items from the partnership’s operating segments for the years ended December 31, 2024, 2023, and 2022:

(US$ Millions)	Direct commercial property expense			Direct hospitality expense
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$(827)	$(832)	$(820)	$(22)	$(26)	$(23)
Retail	(440)	(443)	(411)	—	—	—
LP Investments	(1,106)	(1,061)	(621)	(1,861)	(2,064)	(1,118)
Corporate	(8)	—	—	(2)	—	—
Total	$(2,381)	$(2,336)	$(1,852)	$(1,885)	$(2,090)	$(1,141)

(US$ Millions)	Share of net (losses) earnings from equity accounted investments			Interest expense
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$(162)	$(434)	$550	$(874)	$(896)	$(723)
Retail	497	269	234	(765)	(810)	(660)
LP Investments	(4)	44	42	(2,690)	(2,722)	(1,000)
Corporate	—	—	—	(435)	(395)	(300)
Total	$331	$(121)	$826	$(4,764)	$(4,823)	$(2,683)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2024 and 2023:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Office	$29,656	$31,942	$14,954	$16,726	$7,805	$8,199
Retail	30,693	30,722	12,266	13,528	9,823	9,501
LP Investments	40,812	67,223	30,183	45,203	1,919	1,735
Corporate	1,430	1,690	6,939	7,533	—	—
Total	$102,591	$131,577	$64,342	$82,990	$19,547	$19,435

Summary of Reconciliation of FFO to Net Income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2024, 2023, and 2022:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
FFO(1)	$(544)	$(324)	$586
Add (deduct):
Fair value (losses) gains, net	(692)	(673)	20
Share of equity accounted (losses) income - non-FFO	(124)	(765)	120
Depreciation and amortization of real-estate assets	(306)	(320)	(190)
Income tax benefit (expense)	(289)	419	(281)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	535	430	(387)
Net (loss) income attributable to unitholders(2)	(1,420)	(1,233)	(132)
Non-controlling interests of others in operational subsidiaries and properties	(577)	(616)	1,128
Net (loss) income	$(1,997)	$(1,849)	$996
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

Summary of Financial Information by Geographic Regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2024	2023	2022	2024	2023
United States	$5,856	$6,151	$4,740	$65,369	$75,896
Canada	524	509	491	4,050	4,898
Australia	170	198	360	1,981	2,688
Europe	1,734	1,774	1,151	13,357	25,201
Brazil	156	207	102	939	3,143
China	38	41	5	387	1,429
India	394	355	288	4,891	5,100
South Korea	228	248	228	3,001	3,814
United Arab Emirates	11	—	—	409	367
Japan	—	—	—	98	—
Total	$9,111	$9,483	$7,365	$94,482	$122,536